Loans - Non-performing Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 368,716.8	$ 3,929.6	₨ 375,910.9
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	69,954.9	745.5	79,499.2
Real Estate & Property Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	23,204.1	247.3	59,831.5
Agri Production—Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	31,383.0	334.5	28,230.0
Animal Husbandry
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	35,410.3	377.4	25,425.7
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	21,453.0	228.6	19,757.7
Agri Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	20,895.2	222.7
Road Transportation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	18,512.6	197.3
Others (none greater than 5% of non-performing loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 147,903.7	$ 1,576.3	₨ 163,166.8